Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [line items]
Schedule of stock options

A summary of the status of the stock options and changes in the period is as follows:

	Options outstanding (000s)	Weighted average grant date fair value $	Weighted average exercise price $	Options exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2023	3,498	—	5.56	1,499	8.18
Options issued	270	1.67	2.15	—	—
Exercised	(2)	8.83	2.12	—	—
Forfeited	(1,006)	8.26	7.05	—	—
Balance, December 31, 2024	2,760	—	2.69	1,543	3.06
Options issued	890	1.32	1.86	—	—
Exercised	(19)	4.51	1.86	—	—
Forfeited	(239)	5.20	1.87	—	—
Balance, December 31, 2025	3,392	—	2.55	1,951	2.93

Schedule of fair value of options granted

With the exception of performance-based stock options, the fair value of each option granted was estimated using the Black-Scholes option pricing model with the following assumptions:

Year ended
	December 31, 2025	December 31, 2024
Risk-free interest rate	2.73-2.96%	2.73-3.51%
Expected life	5 years	5 years
Expected volatility in market price of shares	89-92%	91-92%
Expected dividend yield	0-%	0%
Expected forfeiture rate	0% - 15%	0% - 15%
Weighted average share price	1.86	2.15

Schedule of warrants

(d) Warrants

	Warrants outstanding (000s)	Weighted average exercise price $	Warrants exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2023	358	20.53	280	25.46
Warrants issued	500	2.15	—	—
Warrants expired	(89)	51.15	(89)	51.15
Balance, December 31, 2024	769	5.02	402	7.59
Balance, December 31, 2025	769	5.02	769	5.02